UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Allan C. Teh                NEW YORK, NY                  2/9/07
-----------------------     ------------------------------     ----------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:        $446,038
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.             Form 13F File Number                 Name
NONE

                                                   Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------   -------------- -----------  -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------   -------------- -----------  -------- -------- --- ---- ---------- -------- -------- -------- -------
....................................................................................................................................
ACCENTIA BIOPHARMACEUTICALS    COM               00430L103      36       10,388 SH        SOLE               10,388     0      0
....................................................................................................................................
ADVANCED MEDICAL OPTICS INC    NOTE 1.375% 7/0   00763MAJ7   4,697    5,000,000 SH        SOLE            5,000,000     0      0
....................................................................................................................................
ADVANCED MEDICAL OPTICS INC    NOTE 2.500% 7/1   00763MAG3  12,096   12,500,000 SH        SOLE           12,500,000     0      0
....................................................................................................................................
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1   02607PAB3     471      500,000 SH        SOLE              500,000     0      0
....................................................................................................................................
AMGEN INC                      NOTE 0.125% 2/0   031162AN0   4,915    5,000,000 SH        SOLE            5,000,000     0      0
....................................................................................................................................
APEX SILVER MINES LTD          NOTE 2.875% 3/1   03760XAB7   6,263    7,500,000 SH        SOLE            7,500,000     0      0
....................................................................................................................................
APEX SILVER MINES LTD          NOTE 4.000% 9/1   03760XAD3   6,638    7,500,000 SH        SOLE            7,500,000     0      0
....................................................................................................................................
ARVINMERITOR INC               NOTE 4.625% 3/0   043353AF8   7,884    7,000,000 SH        SOLE            7,000,000     0      0
....................................................................................................................................
BARNES GROUP INC               NOTE 3.750% 8/0   067806AB5   7,781    6,500,000 SH        SOLE            6,500,000     0      0
....................................................................................................................................
CELL THERAPEUTICS INC          NOTE 4.000% 7/0   150934AF4   1,160    2,000,000 SH        SOLE            2,000,000     0      0
....................................................................................................................................
CELL THERAPEUTICS INC          NOTE 5.750% 6/1   150934AC1     685    1,000,000 SH        SOLE            1,000,000     0      0
....................................................................................................................................
CELL THERAPEUTICS INC          NOTE 7.500% 4/3   150934AK3   3,150    3,600,000 SH        SOLE            3,600,000     0      0
....................................................................................................................................
CELL THERAPEUTICS INC          NOTE 5.750% 6/1   150934AD9   8,526   11,500,000 SH        SOLE           11,500,000     0      0
....................................................................................................................................
CHESAPEAKE ENERGY CORP         COM               165167107   2,905      100,000 SH        SOLE              100,000     0      0
....................................................................................................................................
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1   17285TAB2   8,175   10,000,000 SH        SOLE           10,000,000     0      0
....................................................................................................................................
CONTINENTAL AIRLS INC          CL B              210795308     825       20,000 SH        SOLE               20,000     0      0
....................................................................................................................................
CTS CORP                       NOTE 2.125% 5/0   126501AC9   9,110    8,000,000 SH        SOLE            8,000,000     0      0
....................................................................................................................................
EXPRESSJET HOLDINGS INC        NOTE 4.250% 8/0   30218UAB4  14,570   15,500,000 SH        SOLE           15,500,000     0      0
....................................................................................................................................
FORD MTR CO CAP TR II          PFD TR CV6.5%     345395206  55,805        1,625 SH        SOLE                1,625     0      0
....................................................................................................................................
FORD MTR CO DEL                NOTE 4.250% 12/1  345370CF5  60,472   56,500,000 SH        SOLE           56,500,000     0      0
....................................................................................................................................
GATEWAY INC                    NOTE 1.500% 12/3  367626AB4   8,591   10,000,000 SH        SOLE           10,000,000     0      0
....................................................................................................................................
GENERAL CABLE CORP DEL NEW     NOTE 0.875% 11/1  369300AD0   4,249    4,000,000 SH        SOLE            4,000,000     0      0
....................................................................................................................................
GENERAL MTRS CORP              DEB SR CV C 33    370442717  45,568    2,000,000 SH        SOLE            2,000,000     0      0
....................................................................................................................................
GENESIS HEALTHCARE CORP        SDCV 2.500% 3/1   37184DAE1  16,311   15,500,000 SH        SOLE           15,500,000     0      0
....................................................................................................................................
GENESIS LEASE LTD              ADR               37183T107   2,938      125,000 SH        SOLE              125,000     0      0
....................................................................................................................................
GROUP 1 AUTOMOTIVE INC         FRNT 2.250% 6/1   398905AE9  15,342   15,000,000 SH        SOLE           15,000,000     0      0
....................................................................................................................................
HUGHES COMMUNICATIONS INC      COM               444398101   4,662      100,000 SH        SOLE              100,000     0      0
....................................................................................................................................
HUNTSMAN CORP                  PFD MND CV 5%     447011206   2,706       65,000 SH        SOLE               65,000     0      0
....................................................................................................................................
HUTCHINSON TECHNOLOGY INC      NOTE 3.250% 1/1   448407AF3  14,446   15,500,000 SH        SOLE           15,500,000     0      0
....................................................................................................................................
INHALE THERAPEUTIC SYS INC     NOTE 3.500% 10/1  457191AH7   7,542    7,735,000 SH        SOLE            7,735,000     0      0
....................................................................................................................................
LIONS GATE ENTMNT CORP         NOTE 3.625% 3/1   535919AG9   5,065    5,000,000 SH        SOLE            5,000,000     0      0
....................................................................................................................................
LITHIA MTRS INC                NOTE 2.875% 5/0   536797AB9  10,715   10,985,000 SH        SOLE           10,985,000     0      0
....................................................................................................................................
LORAL SPACE & COMMUNICATNS L   COM               543881106   7,865      193,141 SH        SOLE              193,141     0      0
....................................................................................................................................
NASH FINCH CO                  FRNT 1.631% 3/1   631158AD4   2,462    6,000,000 SH        SOLE            6,000,000     0      0
....................................................................................................................................
OSCIENT PHARMACEUTICALS CORP   COM NEW           68812R303      77       15,136 SH        SOLE               15,136     0      0
....................................................................................................................................
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3   717125AC2   1,860    2,000,000 SH        SOLE            2,000,000     0      0
....................................................................................................................................
PIER 1 IMPORTS INC             NOTE 6.375% 2/1   720279AH1   6,417    7,000,000 SH        SOLE            7,000,000     0      0
....................................................................................................................................
PLAYBOY ENTERPRISES INC        NOTE 3.000% 3/1   728117AB8  14,298   15,000,000 SH        SOLE           15,000,000     0      0
....................................................................................................................................
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1   74369LAF0  10,455   10,000,000 SH        SOLE           10,000,000     0      0
....................................................................................................................................
QUANTUM CORP                   NOTE 4.375% 8/0   747906AE5   8,520    9,500,000 SH        SOLE            9,500,000     0      0
....................................................................................................................................
UAL CORP                       COM NEW           902549807  15,840      360,000 SH        SOLE              360,000     0      0
....................................................................................................................................
UNITED AUTO GROUP INC          NOTE 3.500% 4/0   909440AH2   4,613    4,000,000 SH        SOLE            4,000,000     0      0
....................................................................................................................................
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1   942683AC7  12,414   13,500,000 SH        SOLE           13,500,000     0      0
....................................................................................................................................
WILLBROS GROUP INC             NOTE 2.750% 3/1   969199AC2   6,919    6,543,000 SH        SOLE            6,543,000     0      0
....................................................................................................................................


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